UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

Calamos Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (17.5%)
	Consumer Discretionary (4.3%)
574,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	$609,221
828,000	AV Homes, Inc.* 6.625%, 05/15/22	858,595
1,220,000	Beverages & More, Inc.* 11.500%, 06/15/22	1,160,946
5,699,000	CalAtlantic Group, Inc. 5.375%, 10/01/22	6,203,846
2,297,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	2,376,890
957,000	Cedar Fair, LP* 5.375%, 04/15/27	1,011,358
	Century Communities, Inc.
1,674,000	6.875%, 05/15/22	1,762,010
330,000	5.875%, 07/15/25*	331,305
3,254,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	3,492,176
	DISH DBS Corp.^
3,570,000	6.750%, 06/01/21	3,948,491
1,847,000	5.875%, 11/15/24	2,008,760
	GameStop Corp.*
1,258,000	5.500%, 10/01/19µ	1,294,501
1,053,000	6.750%, 03/15/21^	1,092,240
2,078,000	Golden Nugget, Inc.* 8.500%, 12/01/21	2,205,745
	L Brands, Inc.µ
3,828,000	6.875%, 11/01/35	3,689,867
2,632,000	5.625%, 02/15/22^	2,767,048
2,330,000	Liberty Interactive, LLC 8.250%, 02/01/30	2,551,117
301,000	Mclaren Finance, PLC* 5.750%, 08/01/22	309,554
	Meritage Homes Corp.µ
3,139,000	7.000%, 04/01/22	3,581,819
2,392,000	7.150%, 04/15/20	2,654,438
	PetSmart, Inc.*
612,000	5.875%, 06/01/25	589,558
560,000	8.875%, 06/01/25^	530,250
1,579,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	1,690,809
	Rite Aid Corp.
2,010,000	6.125%, 04/01/23*^	1,997,236
1,445,000	7.700%, 02/15/27	1,438,245
8,240,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	10,874,039
1,995,000	Salem Media Group, Inc.* 6.750%, 06/01/24	2,074,201
1,252,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	1,285,209
	SFR Group, SA*
2,488,000	6.000%, 05/15/22	2,605,608
1,340,000	7.375%, 05/01/26^	1,452,413
7,464,000	Sirius XM Radio, Inc.* 6.000%, 07/15/24	8,057,575
2,140,000	Time, Inc.*^ 5.750%, 04/15/22	2,221,919

PRINCIPAL AMOUNT		VALUE
3,727,000	ZF North America Capital, Inc.* 4.750%, 04/29/25	$3,903,772
		82,630,761

	Consumer Staples (0.4%)
2,057,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	1,692,130
4,498,000	JBS USA LUX SA / JBS USA Finance, Inc.* 5.750%, 06/15/25	4,459,587
2,057,000	The Nature’s Bounty Company* 7.625%, 05/15/21	2,219,472
		8,371,189

	Energy (1.7%)
3,938,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	3,887,909
1,273,000	Bill Barrett Corp.^ 7.000%, 10/15/22	1,159,900
1,196,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	1,190,594
2,345,000	DCP Midstream, LLC*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	2,189,093
	Energy Transfer Equity, LPµ
2,297,000	4.328%, 11/01/66‡ 3 mo. USD LIBOR + 3.02%	2,029,974
1,770,000	5.500%, 06/01/27	1,862,562
550,000	5.875%, 01/15/24	594,633
2,775,000	Gulfmark Offshore, Inc.@ 6.375%, 03/15/22	777,000
	Gulfport Energy Corp.*
1,034,000	6.000%, 10/15/24	1,023,489
957,000	6.375%, 05/15/25^	958,282
1,914,000	Laredo Petroleum, Inc. 6.250%, 03/15/23	1,972,769
3,321,000	MPLX, LPµ 4.875%, 06/01/25	3,567,501
	Oasis Petroleum, Inc.^
1,952,000	6.500%, 11/01/21	1,948,194
1,148,000	6.875%, 01/15/23	1,133,811
325,000	Rice Energy, Inc. 7.250%, 05/01/23	349,903
6,220,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	6,314,855
957,000	Southwestern Energy Company^ 6.700%, 01/23/25	945,444
1,620,889	W&T Offshore, Inc.* 8.500%, 06/15/21 10.000% PIK rate	1,146,779
		33,052,692

	Financials (1.8%)
3,942,000	Ally Financial, Inc.µ 8.000%, 11/01/31	4,907,692
4,881,000	AON Corp.µ 8.205%, 01/01/27	6,424,079
742,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	763,904
2,010,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,032,713
	CyrusOne, LP / CyrusOne Finance Corp.*µ
957,000	5.375%, 03/15/27	1,010,807

See accompanying Notes to Schedule of Investments

1

Calamos Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
278,000	5.000%, 03/15/24	$289,559
1,804,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	2,012,912
1,866,000	Equinix, Inc. 5.375%, 05/15/27	2,017,398
957,000	HUB International, Ltd.* 7.875%, 10/01/21	1,002,156
	Jefferies Finance, LLC*
5,766,000	7.375%, 04/01/20^	5,937,539
2,488,000	7.250%, 08/15/24	2,495,240
1,148,000	Lions Gate Entertainment Corp.*^ 5.875%, 11/01/24	1,209,728
	Navient Corp.
928,000	6.750%, 06/25/25	976,353
550,000	6.500%, 06/15/22^	586,658
478,000	Oil Insurance, Ltd.*‡ 4.278%, 12/31/49 3 mo. USD LIBOR + 2.98%	435,250
2,297,000	Quicken Loans, Inc.*^ 5.750%, 05/01/25	2,413,033
612,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	621,954
		35,136,975

	Health Care (2.2%)
5,340,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	5,767,814
941,000	Alere, Inc. 6.500%, 06/15/20	957,745
6,015,000	Community Health Systems, Inc.^ 7.125%, 07/15/20	5,829,467
1,215,000	Endo International, PLC*^ 7.250%, 01/15/22	1,206,963
2,488,000	Endo, Ltd.*^ 6.000%, 07/15/23	2,157,220
1,244,000	Greatbatch, Ltd.* 9.125%, 11/01/23	1,366,802
8,522,000	HCA Holdings, Inc. 5.875%, 05/01/23	9,316,208
981,000	Hologic, Inc.*µ 5.250%, 07/15/22	1,037,658
3,445,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	3,294,247
2,790,000	Teleflex, Inc. 5.250%, 06/15/24	2,929,932
3,445,000	Tenet Healthcare Corp.^ 6.750%, 06/15/23	3,417,905
	Valeant Pharmaceuticals International, Inc.*
5,957,000	7.250%, 07/15/22^	5,636,365
172,000	7.000%, 03/15/24	183,424
		43,101,750

	Industrials (2.0%)
1,244,000	ACCO Brands Corp.* 5.250%, 12/15/24	1,297,716
364,000	Allison Transmission, Inc.*µ 5.000%, 10/01/24	376,491
	Covanta Holding Corp.
813,000	5.875%, 03/01/24	795,858
258,000	5.875%, 07/01/25	252,208

PRINCIPAL AMOUNT		VALUE
491,000	DAE Funding, LLC* 5.000%, 08/01/24	$501,652
2,014,000	Garda World Security Corp.* 7.250%, 11/15/21	2,058,560
933,000	Great Lakes Dredge & Dock Co.* 8.000%, 05/15/22	955,523
4,407,000	H&E Equipment Services, Inc.^ 7.000%, 09/01/22	4,580,988
244,000	Hertz Corp.*^ 7.625%, 06/01/22	241,456
254,000	Icahn Enterprises, LPµ 4.875%, 03/15/19	257,528
	IHO Verwaltungs GmbH*
574,000	4.500%, 09/15/23
	5.250% PIK Rate	591,958
574,000	4.125%, 09/15/21
	4.875% PIK Rate	585,253
464,000	Kar Auction Services, Inc.* 5.125%, 06/01/25	484,281
	Meritor, Inc.
3,594,000	6.750%, 06/15/21	3,720,491
1,787,000	6.250%, 02/15/24	1,886,581
	Michael Baker International, LLC*
1,859,000	8.250%, 10/15/18	1,855,765
1,388,047	8.875%, 04/15/19 9.625% PIK rate	1,369,267
2,364,000	Navistar International Corp.^ 8.250%, 11/01/21	2,394,436
1,967,000	Park-Ohio Industries, Inc.*^ 6.625%, 04/15/27	2,088,236
1,435,000	TransDigm, Inc.^ 6.500%, 07/15/24	1,521,817
2,201,000	United Continental Holdings, Inc. 6.375%, 06/01/18	2,286,421
	United Rentals North America, Inc.
2,201,000	6.125%, 06/15/23^	2,297,206
1,869,000	7.625%, 04/15/22^	1,955,488
1,225,000	4.875%, 01/15/28	1,228,063
1,818,000	United States Steel Corp.* 8.375%, 07/01/21	2,014,280
646,000	WESCO Distribution, Inc.^ 5.375%, 06/15/24	679,598
		38,277,121

	Information Technology (2.1%)
1,863,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	1,934,567
	Amkor Technology, Inc.^
2,947,000	6.375%, 10/01/22	3,081,678
2,896,000	6.625%, 06/01/21	2,963,882
	Cardtronics, Inc.µ
1,751,000	5.125%, 08/01/22	1,797,384
1,407,000	5.500%, 05/01/25*	1,448,668
1,258,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	1,330,146
464,000	CDK Global, Inc.*µ 4.875%, 06/01/27	477,500
774,000	CDW, LLC / CDW Finance Corp.µ 5.000%, 09/01/23	810,506
	Clear Channel Worldwide Holdings, Inc.
2,048,000	7.625%, 03/15/20^	2,054,953
761,000	7.625%, 03/15/20	766,742

See accompanying Notes to Schedule of Investments

2

Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	CommScope Technologies, LLC*µ
2,249,000	6.000%, 06/15/25	$2,426,750
1,866,000	5.000%, 03/15/27	1,874,770
7,464,000	First Data Corp.* 7.000%, 12/01/23	8,058,545
	Nuance Communications, Inc.
1,244,000	6.000%, 07/01/24	1,333,120
1,148,000	5.625%, 12/15/26*µ	1,225,725
656,000	5.375%, 08/15/20*µ	667,605
971,000	VFH Parent, LLC* 6.750%, 06/15/22	1,019,550
6,699,000	ViaSat, Inc. 6.875%, 06/15/20	6,846,881
		40,118,972

	Materials (1.0%)
	ArcelorMittal, SA
2,871,000	6.125%, 06/01/25^	3,294,630
2,158,000	7.500%, 10/15/39	2,547,897
1,316,000	Arconic, Inc.µ 5.125%, 10/01/24	1,401,685
	First Quantum Minerals, Ltd.*
753,000	7.000%, 02/15/21	782,209
383,000	7.250%, 04/01/23^	395,593
258,000	7.500%, 04/01/25^	265,268
	Freeport-McMoRan, Inc.^
1,656,000	4.550%, 11/14/24	1,619,137
522,000	3.550%, 03/01/22	509,837
1,531,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,585,565
699,000	Kinross Gold Corp.*µ 4.500%, 07/15/27	697,235
699,000	New Gold, Inc.* 6.375%, 05/15/25	725,412
1,282,000	Sealed Air Corp.* 5.250%, 04/01/23	1,381,284
3,445,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	3,651,390
		18,857,142

	Real Estate (0.3%)
1,176,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	1,237,558
	DuPont Fabros Technology, LPµ
1,053,000	5.875%, 09/15/21	1,090,950
751,000	5.625%, 06/15/23	803,702
249,000	Iron Mountain, Inc.*µ 6.000%, 10/01/20	257,986
957,000	iStar, Inc. 6.000%, 04/01/22	989,892
488,000	M/I Homes, Inc.* 5.625%, 08/01/25	492,880
		4,872,968

	Telecommunication Services (1.4%)
933,000	CenturyLink, Inc.^ 7.500%, 04/01/24	1,015,640
957,000	CSC Holdings, LLC*µ 5.500%, 04/15/27	1,017,181
2,829,000	Embarq Corp.µ 7.995%, 06/01/36	2,881,054
PRINCIPAL AMOUNT		VALUE
	Frontier Communications Corp.
3,235,000	7.625%, 04/15/24^	$2,638,984
2,756,000	10.500%, 09/15/22	2,595,518
1,483,000	11.000%, 09/15/25	1,355,966
179,000	6.875%, 01/15/25^	141,848
	Intelsat Jackson Holdings, SA
1,038,000	7.500%, 04/01/21	986,100
981,000	9.750%, 07/15/25*^	1,014,442
895,000	8.000%, 02/15/24*	972,843
	Sprint Corp.
5,149,000	7.875%, 09/15/23^	5,846,612
2,833,000	7.125%, 06/15/24	3,130,366
2,129,000	T-Mobile USA, Inc. 6.625%, 04/01/23	2,254,952
790,000	Windstream Corp. 7.750%, 10/15/20	761,197
861,000	Windstream Services, LLC 7.750%, 10/01/21	775,223
		27,387,926

	Utilities (0.3%)
2,775,000	AES Corp.µ 7.375%, 07/01/21	3,179,734
1,924,000	NRG Energy, Inc.^ 6.625%, 01/15/27	1,979,209
		5,158,943

	TOTAL CORPORATE BONDS (Cost $327,552,573)	336,966,439

Convertible Bonds (16.6%)
	Consumer Discretionary (5.7%)
3,466,000	Ctrip.com International, Ltd.* 1.250%, 09/15/22	3,926,649
7,300,000	DISH Network Corp.* 3.375%, 08/15/26	9,075,579
7,429,000	Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	8,077,663
	Liberty Interactive, LLC
14,120,000	1.750%, 09/30/46*	17,534,993
1,918,000	4.000%, 11/15/29	1,310,176
	Liberty Media Corp.
15,900,000	2.250%, 09/30/46*	17,105,538
14,750,000	1.375%, 10/15/23	18,692,159
4,850,000	Macquarie Infrastructure Corp.^ 2.000%, 10/01/23	4,805,137
16,580,000	Priceline Group, Inc.^ 0.900%, 09/15/21	19,877,513
7,800,000	Tesla, Inc. 2.375%, 03/15/22	9,243,819
		109,649,226

	Energy (0.3%)
8,850,000	Nabors Industries, Inc.*^ 0.750%, 01/15/24	6,970,304

	Financials (0.4%)
7,500,000	Ares Capital Corp.*^ 3.750%, 02/01/22	7,600,425

	Health Care (0.6%)
5,100,000	Dexcom, Inc.* 0.750%, 05/15/22	5,050,862

See accompanying Notes to Schedule of Investments

3

Calamos Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
4,700,000	NuVasive, Inc. 2.250%, 03/15/21	$5,871,827
		10,922,689

	Industrials (0.8%)
2,569,000	Air Lease Corp. 3.875%, 12/01/18	3,716,315
4,400,000	Kaman Corp.* 3.250%, 05/01/24	4,608,164
7,520,000	Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	7,595,689
		15,920,168

	Information Technology (7.9%)
4,200,000	Citrix Systems, Inc. 0.500%, 04/15/19	4,995,480
4,900,000	Finisar Corp.*^ 0.500%, 12/15/36	4,907,693
6,100,000	Inphi Corp.* 0.750%, 09/01/21	6,178,812
8,100,000	Intel Corp. 3.250%, 08/01/39	13,990,522
7,500,000	Lumentum Holdings, Inc.* 0.250%, 03/15/24	9,339,075
12,970,000	Microchip Technology, Inc.* 1.625%, 02/15/27	14,376,207
6,300,000	NXP Semiconductors, NV 1.000%, 12/01/19	7,546,802
	ON Semiconductor Corp.^
5,822,000	1.000%, 12/01/20	6,266,015
5,000,000	1.625%, 10/15/23*	5,182,750
4,800,000	Pandora Media, Inc. 1.750%, 12/01/20	4,562,736
14,420,000	Salesforce.com, Inc. 0.250%, 04/01/18	19,978,982
6,700,000	Servicenow, Inc.*^ 0.000%, 06/01/22	6,992,589
7,600,000	Silicon Laboratories, Inc.* 1.375%, 03/01/22	8,237,982
10,000,000	Square, Inc.* 0.375%, 03/01/22	13,230,900
3,700,000	Veeco Instruments, Inc.^ 2.700%, 01/15/23	3,973,227
5,000,000	Viavi Solutions, Inc.* 1.000%, 03/01/24	5,386,900
4,313,000	WebMD Health Corp. 2.625%, 06/15/23	4,322,402
6,000,000	Workday, Inc.^ 0.750%, 07/15/18	7,707,840
4,760,000	Yahoo!, Inc. 0.000%, 12/01/18	5,626,058
		152,802,972

	Materials (0.3%)
5,300,000	Royal Gold, Inc. 2.875%, 06/15/19	5,888,565

	Real Estate (0.6%)
5,300,000	Empire State Realty OP, LP* 2.625%, 08/15/19	6,048,572
PRINCIPAL AMOUNT		VALUE
4,520,000	Starwood Waypoint Homes* 3.500%, 01/15/22	$4,895,025
		10,943,597

	TOTAL CONVERTIBLE BONDS (Cost $299,787,832)	320,697,946

U.S. Government and Agency Securities (0.3%)
	United States Treasury Note
6,172,000	2.000%, 11/15/26^	6,032,900
574,000	0.875%, 08/15/17	573,950

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $6,509,512)	6,606,850

SYNTHETIC CONVERTIBLE SECURITIES (0.9%) ¤
Corporate Bonds (0.8%)
	Consumer Discretionary (0.2%)
26,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	27,595
37,000	AV Homes, Inc.* 6.625%, 05/15/22	38,367
55,000	Beverages & More, Inc.* 11.500%, 06/15/22	52,338
256,000	CalAtlantic Group, Inc. 5.375%, 10/01/22	278,678
103,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	106,582
43,000	Cedar Fair, LP* 5.375%, 04/15/27	45,442
	Century Communities, Inc.
75,000	6.875%, 05/15/22	78,943
15,000	5.875%, 07/15/25*	15,059
146,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	156,687
	DISH DBS Corp.^
160,000	6.750%, 06/01/21	176,963
83,000	5.875%, 11/15/24	90,269
	GameStop Corp.*
57,000	5.500%, 10/01/19µ	58,654
47,000	6.750%, 03/15/21^	48,752
93,000	Golden Nugget, Inc.* 8.500%, 12/01/21	98,717
	L Brands, Inc.µ
172,000	6.875%, 11/01/35	165,793
118,000	5.625%, 02/15/22^	124,055
105,000	Liberty Interactive, LLC 8.250%, 02/01/30	114,965
14,000	Mclaren Finance, PLC* 5.750%, 08/01/22	14,398
	Meritage Homes Corp.µ
141,000	7.000%, 04/01/22	160,891
108,000	7.150%, 04/15/20	119,849
	PetSmart, Inc.*
28,000	5.875%, 06/01/25	26,973
25,000	8.875%, 06/01/25^	23,672
71,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	76,028
	Rite Aid Corp.
90,000	6.125%, 04/01/23*^	89,429

See accompanying Notes to Schedule of Investments

4

Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
65,000	7.700%, 02/15/27	$64,696
370,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	488,276
90,000	Salem Media Group, Inc.* 6.750%, 06/01/24	93,573
56,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	57,485
	SFR Group, SA*
112,000	6.000%, 05/15/22	117,294
60,000	7.375%, 05/01/26^	65,033
336,000	Sirius XM Radio, Inc.* 6.000%, 07/15/24	362,721
96,000	Time, Inc.*^ 5.750%, 04/15/22	99,675
168,000	ZF North America Capital, Inc.* 4.750%, 04/29/25	175,968
		3,713,820

	Consumer Staples (0.0%)
93,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	76,504
202,000	JBS USA LUX SA / JBS USA Finance, Inc.* 5.750%, 06/15/25	200,275
93,000	The Nature’s Bounty Company* 7.625%, 05/15/21	100,345
		377,124

	Energy (0.1%)
177,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	174,749
57,000	Bill Barrett Corp.^ 7.000%, 10/15/22	51,936
54,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	53,756
105,000	DCP Midstream, LLC*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	98,019
	Energy Transfer Equity, LPµ
80,000	5.500%, 06/01/27	84,184
25,000	5.875%, 01/15/24	27,029
103,000	Energy Transfer Partners, LPµ‡ 4.328%, 11/01/66 3 mo. USD LIBOR + 3.02%	91,026
125,000	Gulfmark Offshore, Inc.@ 6.375%, 03/15/22	35,000
	Gulfport Energy Corp.*
46,000	6.000%, 10/15/24	45,532
43,000	6.375%, 05/15/25^	43,058
86,000	Laredo Petroleum, Inc. 6.250%, 03/15/23	88,641
149,000	MPLX, LPµ 4.875%, 06/01/25	160,060
	Oasis Petroleum, Inc.^
88,000	6.500%, 11/01/21	87,828
52,000	6.875%, 01/15/23	51,357
15,000	Rice Energy, Inc. 7.250%, 05/01/23	16,149
280,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	284,270
43,000	Southwestern Energy Company^ 6.700%, 01/23/25	42,481

PRINCIPAL AMOUNT		VALUE
73,000	W&T Offshore, Inc.* 8.500%, 06/15/21 10.000% PIK Rate	$51,647
		1,486,722

	Financials (0.1%)
177,000	Ally Financial, Inc.µ 8.000%, 11/01/31	220,361
219,000	AON Corp.µ 8.205%, 01/01/27	288,235
33,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	33,974
90,000	AssuredPartners, Inc.* 7.000%, 08/15/25	91,017
	CyrusOne, LP / CyrusOne Finance Corp.*µ
43,000	5.375%, 03/15/27	45,418
12,000	5.000%, 03/15/24	12,499
81,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	90,380
84,000	Equinix, Inc. 5.375%, 05/15/27	90,815
43,000	HUB International, Ltd.* 7.875%, 10/01/21	45,029
	Jefferies Finance, LLC*
259,000	7.375%, 04/01/20^	266,705
112,000	7.250%, 08/15/24	112,326
52,000	Lions Gate Entertainment Corp.*^ 5.875%, 11/01/24	54,796
	Navient Corp.
42,000	6.750%, 06/25/25	44,188
25,000	6.500%, 06/15/22^	26,666
22,000	Oil Insurance, Ltd.*‡ 4.278%, 12/31/49 3 mo. USD LIBOR + 2.98%	20,033
103,000	Quicken Loans, Inc.*^ 5.750%, 05/01/25	108,203
28,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	28,455
		1,579,100

	Health Care (0.1%)
240,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	259,228
42,000	Alere, Inc. 6.500%, 06/15/20	42,747
270,000	Community Health Systems, Inc.^ 7.125%, 07/15/20	261,672
55,000	Endo International, PLC*^ 7.250%, 01/15/22	54,636
112,000	Endo, Ltd.*^ 6.000%, 07/15/23	97,110
56,000	Greatbatch, Ltd.* 9.125%, 11/01/23	61,528
383,000	HCA Holdings, Inc. 5.875%, 05/01/23	418,694
44,000	Hologic, Inc.*µ 5.250%, 07/15/22	46,541
155,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	148,217
125,000	Teleflex, Inc. 5.250%, 06/15/24	131,269

See accompanying Notes to Schedule of Investments

5

Calamos Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
155,000	Tenet Healthcare Corp.^ 6.750%, 06/15/23	$153,781
	Valeant Pharmaceuticals International, Inc.*
268,000	7.250%, 07/15/22^	253,575
8,000	7.000%, 03/15/24	8,531
		1,937,529

	Industrials (0.1%)
56,000	ACCO Brands Corp.* 5.250%, 12/15/24	58,418
16,000	Allison Transmission, Inc.*µ 5.000%, 10/01/24	16,549
	Covanta Holding Corp.
37,000	5.875%, 03/01/24	36,220
12,000	5.875%, 07/01/25	11,731
22,000	DAE Funding, LLC* 5.000%, 08/01/24	22,477
91,000	Garda World Security Corp.* 7.250%, 11/15/21	93,013
42,000	Great Lakes Dredge & Dock Co.* 8.000%, 05/15/22	43,014
198,000	H&E Equipment Services, Inc.^ 7.000%, 09/01/22	205,817
11,000	Hertz Corp.*^ 7.625%, 06/01/22	10,885
11,000	Icahn Enterprises, LPµ 4.875%, 03/15/19	11,153
	IHO Verwaltungs GmbH*
26,000	4.500%, 09/15/23 5.250% PIK Rate	26,813
26,000	4.125%, 09/15/21 4.875% PIK Rate	26,510
21,000	Kar Auction Services, Inc.* 5.125%, 06/01/25	21,918
	Meritor, Inc.
162,000	6.750%, 06/15/21	167,702
80,000	6.250%, 02/15/24	84,458
	Michael Baker International, LLC*
84,000	8.250%, 10/15/18	83,854
62,000	8.875%, 04/15/19 9.625% PIK Rate	61,161
106,000	Navistar International Corp.^ 8.250%, 11/01/21	107,365
88,000	Park Ohio Industries, Inc.*^ 6.625%, 04/15/27	93,424
65,000	TransDigm, Inc.^ 6.500%, 07/15/24	68,933
99,000	United Continental Holdings, Inc. 6.375%, 06/01/18	102,842
	United Rentals North America, Inc.
99,000	6.125%, 06/15/23^	103,327
84,000	7.625%, 04/15/22^	87,887
55,000	4.875%, 01/15/28	55,138
82,000	United States Steel Corp.* 8.375%, 07/01/21	90,853
29,000	WESCO Distribution, Inc.^ 5.375%, 06/15/24	30,508
		1,721,970

	Information Technology (0.1%)
84,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	87,227

PRINCIPAL AMOUNT		VALUE
	Amkor Technology, Inc.^
133,000	6.375%, 10/01/22	$139,078
130,000	6.625%, 06/01/21	133,047
	Cardtronics, Inc.µ
79,000	5.125%, 08/01/22	81,093
63,000	5.500%, 05/01/25*	64,866
57,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	60,269
21,000	CDK Global, Inc.*µ 4.875%, 06/01/27	21,611
35,000	CDW, LLC / CDW Finance Corp.µ 5.000%, 09/01/23	36,651
	Clear Channel Worldwide Holdings, Inc.
92,000	7.625%, 03/15/20^	92,312
34,000	7.625%, 03/15/20	34,256
	CommScope Technologies, LLC*µ
101,000	6.000%, 06/15/25	108,982
84,000	5.000%, 03/15/27	84,395
336,000	First Data Corp.* 7.000%, 12/01/23	362,764
	Nuance Communications, Inc.
56,000	6.000%, 07/01/24	60,012
52,000	5.625%, 12/15/26*µ	55,521
30,000	5.375%, 08/15/20*µ	30,531
44,000	VFH Parent, LLC* 6.750%, 06/15/22	46,200
301,000	ViaSat, Inc. 6.875%, 06/15/20	307,644
		1,806,459

	Materials (0.0%)
	ArcelorMittal, SA
129,000	6.125%, 06/01/25^	148,035
97,000	7.500%, 10/15/39	114,525
59,000	Arconic, Inc.µ 5.125%, 10/01/24	62,841
	First Quantum Minerals, Ltd.*
34,000	7.000%, 02/15/21	35,319
17,000	7.250%, 04/01/23^	17,559
12,000	7.500%, 04/01/25^	12,338
	Freeport-McMoRan, Inc.^
74,000	4.550%, 11/14/24	72,353
23,000	3.550%, 03/01/22	22,464
69,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	71,459
31,000	Kinross Gold Corp.*µ 4.500%, 07/15/27	30,922
31,000	New Gold, Inc.* 6.375%, 05/15/25	32,171
58,000	Sealed Air Corp.* 5.250%, 04/01/23	62,492
155,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	164,286
		846,764

	Real Estate (0.0%)
53,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	55,774
	DuPont Fabros Technology, LPµ
47,000	5.875%, 09/15/21	48,694
34,000	5.625%, 06/15/23	36,386

See accompanying Notes to Schedule of Investments

6

Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
11,000	Iron Mountain, Inc.*µ 6.000%, 10/01/20	$11,397
43,000	iStar, Inc. 6.000%, 04/01/22	44,478
22,000	M/I Homes, Inc.* 5.625%, 08/01/25	22,220
		218,949

	Telecommunication Services (0.1%)
42,000	CenturyLink, Inc.^ 7.500%, 04/01/24	45,720
43,000	CSC Holdings, LLC*µ 5.500%, 04/15/27	45,704
127,000	Embarq Corp.µ 7.995%, 06/01/36	129,337
	Frontier Communications Corp.
145,000	7.625%, 04/15/24^	118,285
124,000	10.500%, 09/15/22	116,779
67,000	11.000%, 09/15/25	61,261
8,000	6.875%, 01/15/25^	6,340
	Intelsat Jackson Holdings, SA
47,000	7.500%, 04/01/21	44,650
44,000	9.750%, 07/15/25*^	45,500
40,000	8.000%, 02/15/24*	43,479
	Sprint Corp.
231,000	7.875%, 09/15/23^	262,297
127,000	7.125%, 06/15/24	140,331
96,000	T-Mobile USA, Inc. 6.625%, 04/01/23	101,679
35,000	Windstream Corp. 7.750%, 10/15/20	33,724
39,000	Windstream Services, LLC 7.750%, 10/01/21	35,115
		1,230,201

	Utilities (0.0%)
125,000	AES Corp.µ 7.375%, 07/01/21	143,231
86,000	NRG Energy, Inc.^ 6.625%, 01/15/27	88,468
		231,699

	TOTAL CORPORATE BONDS	15,150,337

U.S. Government and Agency Securities (0.0%)
	United States Treasury Note
278,000	2.000%, 11/15/26^	271,734
26,000	0.875%, 08/15/17	25,998

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	297,732

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.1%) #
	Materials (0.0%)
	United States Steel Corp.
95
9,500	Call, 10/20/17, Strike $27.00	8,360

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
95
9,500	Call, 10/20/17, Strike $25.00	$13,775
		22,135

	Other (0.1%)
	iShares MSCI EAFE ETF
13,990
1,399,000	Call, 09/15/17, Strike $66.00	2,126,480
6,875
687,500	Call, 09/15/17, Strike $67.00	577,500
		2,703,980

	TOTAL PURCHASED OPTIONS	2,726,115

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES
	(Cost $17,427,105)	18,174,184

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.2%)
	Consumer Staples (0.6%)
111,900	Bunge, Ltd. 4.875%, 12/31/49	12,189,849

	Energy (1.0%)
84,885	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)**§ 3.399%, 09/15/29	6,487,336
114,350	Hess Corp. 8.000%, 02/01/19	6,432,188
	NuStar Energy, LP‡
165,000	7.625%, 12/31/49 3 mo. USD LIBOR + 5.64%	4,243,800
53,034	8.500%, 12/31/49 3 mo. USD LIBOR + 6.77%	1,407,522
		18,570,846

	Health Care (2.2%)
17,847	Allergan, PLC 5.500%, 03/01/18	15,955,396
374,395	Anthem, Inc. 5.250%, 05/01/18	19,273,855
133,000	Becton Dickinson and Company 6.125%, 05/01/20	7,433,370
		42,662,621

	Industrials (0.7%)
122,000	Rexnord Corp. 5.750%, 11/15/19	6,517,850
64,000	Stanley Black & Decker, Inc.^ 5.375%, 05/15/20	6,869,120
		13,386,970

	Real Estate (1.1%)
105,279	American Tower Corp. 5.500%, 02/15/18	12,601,896
7,690	Crown Castle International Corp.^ 6.875%, 08/01/20	8,206,976
		20,808,872

See accompanying Notes to Schedule of Investments

7

Calamos Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Telecommunication Services (0.6%)
108,000	T-Mobile USA, Inc. 5.500%, 12/15/17	$10,827,000

	Utilities (2.0%)
40,398	Dominion Resources, Inc.^ 6.750%, 08/15/19	2,059,490
144,600	DTE Energy Company 6.500%, 10/01/19	7,927,247
126,000	Great Plains Energy, Inc.^ 7.000%, 09/15/19	7,030,800
	NextEra Energy, Inc.
231,000	6.371%, 09/01/18	15,299,130
124,600	6.123%, 09/01/19^	6,922,776
		39,239,443
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $144,441,533)	157,685,601

COMMON STOCKS (85.4%)
	Consumer Discretionary (12.1%)
36,300	Amazon.com, Inc.µ#	35,856,414
185,615	Carnival Corp.µ^	12,395,370
600,000	Comcast Corp. - Class Aµ	24,270,000
650,000	Ford Motor Company^	7,293,000
154,993	General Motors Company, Inc.^	5,576,648
154,215	Home Depot, Inc.	23,070,564
94,000	Lowe’s Companies, Inc.	7,275,600
123,000	McDonald’s Corp.µ^	19,082,220
71,990	Netflix, Inc.^#	13,077,704
222,342	Newell Rubbermaid, Inc.µ^	11,721,870
162,800	Nike, Inc. - Class Bµ^	9,613,340
324,000	Starbucks Corp.µ^	17,489,520
153,000	TJX Companies, Inc.µ	10,757,430
49,999	TopBuild Corp.µ^#	2,638,947
201,000	Walt Disney Companyµ^	22,095,930
60,000	Whirlpool Corp.µ^	10,672,800
		232,887,357

	Consumer Staples (7.5%)
505,000	Coca-Cola Company^	23,149,200
53,100	Costco Wholesale Corp.µ	8,416,881
340,000	Mondelez International, Inc. - Class A^	14,966,800
189,300	PepsiCo, Inc.µ	22,074,273
147,500	Philip Morris International, Inc.µ	17,214,725
342,000	Procter & Gamble Company	31,060,440
170,835	Wal-Mart Stores, Inc.µ^	13,665,092
177,650	Walgreens Boots Alliance, Inc.µ^	14,331,025
		144,878,436

	Energy (6.0%)
475,000	BP, PLC	16,691,500
325,000	Chevron Corp.µ^	35,486,750
60,000	Diamond Offshore Drilling, Inc.^#	745,200
117,000	EOG Resources, Inc.^	11,131,380
360,000	Exxon Mobil Corp.^	28,814,400
137,300	Halliburton Company	5,827,012
39,450	Marathon Petroleum Corp.	2,208,806
26,500	Pioneer Natural Resources Companyµ^	4,322,150

NUMBER OF SHARES			VALUE
156,200		Schlumberger, Ltd.µ	$10,715,320
			115,942,518

		Financials (15.9%)
165,000		American Express Companyµ^~	14,062,950
292,940		American International Group, Inc.µ	19,172,923
1,032,250		Bank of America Corp.^	24,897,870
214,375		Bank of New York Mellon Corp.µ^	11,368,306
161,625		BB&T Corp.µ	7,648,095
44,895		Chubb Corp.	6,575,322
945,000		Citigroup, Inc.^	64,685,250
125,000		Discover Financial Services	7,617,500
111,650		E*TRADE Financial Corp.#	4,577,650
175,050		First Republic Bank^	17,562,767
25,600		Goldman Sachs Group, Inc.	5,768,448
567,000		JPMorgan Chase & Companyµ^	52,050,600
203,205		MetLife, Inc.	11,176,275
180,000		Morgan Stanley	8,442,000
85,200		PNC Financial Services Group, Inc.µ^	10,973,760
81,900		Prudential Financial, Inc.	9,273,537
277,726		Synchrony Financialµ	8,420,652
432,150		Wells Fargo & Company^	23,310,171
			307,584,076

		Health Care (10.9%)
139,700		Abbott Laboratoriesµ^	6,870,446
46,225		Aetna, Inc.µ	7,132,980
17,250		Alexion Pharmaceuticals, Inc.#	2,369,115
181,015		Baxter International, Inc.µ	10,947,787
68,900		Bristol-Myers Squibb Company	3,920,410
81,000		Celgene Corp.^#	10,968,210
300,000		Eli Lilly and Company	24,798,000
275,000		Johnson & Johnson	36,498,000
98,200		Medtronic, PLC	8,245,854
331,975		Merck & Company, Inc.	21,206,563
740,400		Pfizer, Inc.µ	24,551,664
93,375		Stryker Corp.^	13,735,462
42,800		Thermo Fisher Scientific, Inc.^	7,512,684
139,700		UnitedHealth Group, Inc.µ	26,795,857
29,000		Waters Corp.#	5,029,760
			210,582,792

		Industrials (10.3%)
21,850		Boeing Company^	5,297,751
103,225		Caterpillar, Inc.µ^	11,762,489
220,200		CSX Corp.µ^	10,864,668
162,000		Delta Air Lines, Inc.	7,996,320
185,000		Eaton Corp., PLC^	14,476,250
1,087,514		General Electric Company^	27,851,234
118,650		Honeywell International, Inc.µ^	16,150,638
46,281		Lockheed Martin Corp.^	13,520,068
450,000		Masco Corp.	17,158,500
33,000		Northrop Grumman Corp.µ	8,683,290
135,000	EUR	Siemens, AG	18,319,729
188,000		Union Pacific Corp.µ	19,356,480
109,300		United Parcel Service, Inc. - Class Bµ^	12,054,697
120,464		United Technologies Corp.µ^	14,283,416
			197,775,530

		Information Technology (16.8%)
81,415		Accenture, PLC - Class A	10,487,880

See accompanying Notes to Schedule of Investments

8

Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE
38,600		Alphabet, Inc. - Class A#	$36,496,300
12,534		Alphabet, Inc. - Class C#	11,662,887
504,140		Apple, Inc.^	74,980,742
547,000		Applied Materials, Inc.^	24,237,570
49,575		Broadcom, Ltd.^	12,228,170
225,000		Cisco Systems, Inc.	7,076,250
195,000		Facebook, Inc. - Class A#	33,003,750
56,750		Lam Research Corp.^	9,049,355
89,000		MasterCard, Inc. - Class A	11,374,200
641,000		Microsoft Corp.µ^	46,600,700
300,000		Nintendo Company, Ltd.µ^	12,720,030
1,820,000		Nokia Corp.µ^	11,629,800
118,300		Oracle Corp.^	5,906,719
160,000		Visa, Inc. - Class A^	15,929,600
			323,383,953

		Materials (2.0%)
400,000		Dow Chemical Company	25,696,000
99,750		E.I. du Pont de Nemours and Company	8,200,448
82,000		Nucor Corp.	4,728,940
			38,625,388

		Real Estate (1.0%)
54,627		American Tower Corp.^	7,447,299
70,275		Crown Castle International Corp.^	7,068,259
56,400		Welltower, Inc.^	4,139,196
			18,654,754

		Telecommunication Services (2.3%)
615,000		AT&T, Inc.µ^	23,985,000
450,000	EUR	Orange, SA	7,572,096
261,000		Verizon Communications, Inc.µ^	12,632,400
			44,189,496

		Utilities (0.6%)
295,194		Exelon Corp.	11,317,738

		TOTAL COMMON STOCKS (Cost $1,466,565,770)	1,645,822,038

RIGHT (0.0%) #
		Consumer Discretionary (0.0%)
22,573		Motors Liquidation Company (Cost $—)	198,078

WARRANT (0.1%) #
		Consumer Discretionary (0.1%)
88,470		General Motors Company, Inc. 07/10/19, Strike $18.33 (Cost $5,539,299)	1,585,382

EXCHANGE-TRADED FUNDS (2.6%)
		Other (2.6%)
237,925		iShares iBoxx High Yield Corporate Bond ETF^	21,153,912
21,750		iShares NASDAQ Biotechnology ETF^	6,940,207

NUMBER OF SHARES		VALUE
566,000	SPDR Barclays Capital High Yield
	Bond ETF^	$21,168,400

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $47,916,152)	49,262,519

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #
	Materials (0.0%)
	United States Steel Corp.
95
9,500	Put, 10/20/17, Strike $21.00	9,643
95
9,500	Put, 10/20/17, Strike $19.00	4,750
		14,393

	Other (0.1%)
	S&P 500 Index
660
66,000	Put, 09/15/17, Strike $2,400.00	864,600
380
38,000	Put, 09/15/17, Strike $2,350.00	319,200
377
37,700	Put, 09/15/17, Strike $2,375.00	382,655
		1,566,455

	TOTAL PURCHASED OPTIONS
	(Cost $4,425,239)	1,580,848

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.8%)
36,873,770	Fidelity Prime Money Market Fund - Institutional Class	36,888,519
36,681,147	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	36,681,147

	TOTAL SHORT TERM INVESTMENTS
	(Cost $73,569,666)	73,569,666

TOTAL INVESTMENTS (135.5%)
(Cost $2,393,734,681)		2,612,149,551

LIABILITIES, LESS OTHER ASSETS (-35.5%)		(683,709,406)

NET ASSETS (100.0%)		$1,928,440,145

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #
	Consumer Staples (0.0%)
855	Altria Group, Inc.
85,500	Put, 09/15/17, Strike $62.50	(93,195)

	Materials (0.0%)
	United States Steel Corp.

See accompanying Notes to Schedule of Investments

9

Calamos Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
95
9,500	Put, 10/20/17, Strike $25.00	$(28,405)
95
9,500	Put, 10/20/17, Strike $23.00	(17,480)
		(45,885)

	Other (0.0%)
528	S&P 500 Index
52,800	Put, 09/15/17, Strike $2,300.00	(300,960)

	TOTAL WRITTEN OPTIONS
	(Premium $486,144)	$(440,040)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $442,833,860. $160,991,167 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).

^	Security, or portion of security, is on loan.

‡	Variable rate security. The rate shown is the rate in effect at July 31, 2017.

@	In default status and considered non-income producing.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
**	Step Coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2017.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,420,443.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

10

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Cost basis of investments	$2,393,248,537
Gross unrealized appreciation	369,284,313
Gross unrealized depreciation	(150,823,339)
Net unrealized appreciation (depreciation)	$218,460,974

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $207.5 million and a lending agreement (“Lending Agreement”), as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $622.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .20% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2017, the average borrowings under the Agreements were $682.0 million. For the period ended July 31, 2017, the average interest rate was 1.88%. As of July 31, 2017, the amount of total outstanding borrowings was $682.0 million ($170.5 million under the BNP Agreement and $511.5 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2017 was 1.29%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities. The payment is disclosed on a net basis as Securities Lending Income in the Statement of Operations.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities, or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the

Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of July 31, 2017, the Fund used approximately $469.2 million of its cash collateral to offset the SSB Agreement, representing 18.0% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.99%, which can fluctuate depending on interest rates. As of July 31, 2017, approximately $458.6 million of securities were on loan ($142.4 million of fixed income securities and $316.2 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$336,966,439	$—	$336,966,439
Convertible Bonds	—	320,697,946	—	320,697,946
U.S. Government and Agency Securities	—	6,606,850	—	6,606,850
Synthetic Convertible Securities (Corporate Bonds)	—	15,150,337	—	15,150,337
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	297,732	—	297,732
Synthetic Convertible Securities (Purchased Options)	2,726,115	—	—	2,726,115
Convertible Preferred Stocks	131,081,169	26,604,432	—	157,685,601
Common Stocks U.S.	1,607,210,183	12,720,030	—	1,619,930,213
Common Stocks Foreign	—	25,891,825	—	25,891,825
Rights	—	198,078	—	198,078
Warrants	1,585,382	—	—	1,585,382
Exchange-Traded Funds	49,262,519	—	—	49,262,519
Purchased Options	1,580,848	—	—	1,580,848
Short Term Investments	73,569,666	—	—	73,569,666
Total	$1,867,015,882	$745,133,669	$—	$2,612,149,551
Liabilities:
Written Options	$440,040	$—	$—	$440,040
Total	$440,040	$—	$—	$440,040

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 1, 2017